FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities measured or disclosed at fair value

			Fair value measurement or disclosure
			at December 31, 2016 using
	Total Fair Value at December 31, 2016	Total Fair Value at December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale debt security	7,353	1,059			7,353
Fair value measurement—Non-Recurring:
Intangible assets, net	370	53			370	(2,889)
Investment in equity investees	—	—			—	(11,453)
Other long-term investments	132,417	19,072			132,417	(129,616)

Total assets measured at fair value	140,140	20,184			140,140	(143,958)

Fair value measurement—Recurring:
Contingent consideration payable	30,358	4,372			30,358

Total liabilities measured at fair value	30,358	4,372			30,358

		Fair value measurement or disclosure (As adjusted)
		at December 31, 2015 using
	Total Fair Value at December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale equity security	46,373	46,373
Fair value measurement—Non-Recurring:
Intangible assets, net	—		—		(26,136)
Goodwill	—		—		(23,746)
Investment in equity investees	—		—		(2,806)
Other long-term investments	—		—		(6,031)

Total assets measured at fair value	46,373	46,373	—		(58,719)

Fair value measurement—Recurring:
Contingent consideration payable	23,338			23,338

Total liabilities measured at fair value	23,338			23,338

Schedule of significant unobservable inputs used in the fair value measurement

	Valuation techniques	Unobservable inputs	Estimation as of December 31, 2015	Estimation as of December 31, 2016	Change in unobservable inputs	Change in fair value
Contingent consideration payable	Discounted cash flow method	• Probability of achieving performance target	0%-99%	0%-100%	Increase / (decrease)	Increase / (decrease)
		• Discount rate	10.0%-12.3%	10.9%	Increase / (decrease)	Decrease / (increase)
Available-for-sale debt security	Probability expected return method	• Discount rate for lack of marketability	*	3.81%	Increase / (decrease)	Decrease / (increase)
		• Probability of conversion	*	20.0%	Increase / (decrease)	Increase / (decrease)

Reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

	Contingent consideration payable	Available- for-sales debt securities
	RMB	RMB

Balance as of December 31, 2014	53,592	78,378
Recognized during the year	17,202	—
Realized or unrealized gains	(7,010)	(11,094)
Settlement	(42,641)	(67,507)
Foreign exchange translation adjustments	2,195	223

Balance as of December 31, 2015	23,338	—
Recognized during the year	25,067	6,647
Realized or unrealized losses	3,377	417
Settlement	(23,266)	—
Foreign exchange translation adjustments	1,842	289

Balance as of December 31, 2016	30,358	7,353

Balance as of December 31, 2016 in US$	4,372	1,059